Baird Municipal Bond Fund
Schedule of Investments, September 30, 2021 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System,
3.500%, 11/01/2025 (Insured by BAM)		$100,000	$110,709
Alabama Special Care Facilities Financing Authority,
5.000%, 06/01/2026 (Callable 06/01/2025)		110,000	126,406
Black Belt Energy Gas District,
4.000%, 12/01/2049 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)		45,000	50,783
Chilton County Health Care Authority,
3.000%, 11/01/2027 (Callable 11/01/2025)		100,000	106,226
Tallassee Board of Education,
4.000%, 08/01/2034 (Callable 08/01/2030)(Insured by AGM)		100,000	118,325
University of West Alabama:
4.000%, 01/01/2040 (Callable 01/01/2030)(Insured by AGM)		50,000	56,568
4.000%, 01/01/2041 (Callable 01/01/2030)(Insured by AGM)		100,000	112,848
Total Alabama (Cost $660,233)			681,865	2.0%

Alaska
CIVIC Ventures,
5.000%, 09/01/2025		100,000	111,510
Total Alaska (Cost $106,956)			111,510	0.3%

Arizona
Arizona Industrial Development Authority:
5.000%, 10/01/2030 (Callable 10/01/2026) (3)		100,000	107,264
4.000%, 07/01/2032 (Callable 01/01/2028)(Insured by SD CRED PROG)		100,000	110,283
City of Phoenix Civic Improvement Corp.,
5.500%, 07/01/2035 (5)		200,000	288,980
Glendale Industrial Development Authority,
2.125%, 07/01/2033 (Callable 07/01/2029)		250,000	244,742
Industrial Development Authority of the County of Pima,
4.000%, 07/01/2029		25,000	28,883
Navajo Nation,
5.000%, 12/01/2025 (3)		100,000	109,358
Total Arizona (Cost $888,459)			889,510	2.6%

Arkansas
Batesville Public Facilities Board,
5.000%, 06/01/2026		150,000	173,946
Carroll-Boone Water District,
3.000%, 12/01/2032 (Callable 12/01/2025)		150,000	157,338
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)		300,000	298,228
Conway Health Facilities Board,
4.250%, 08/01/2043 (Callable 08/01/2026)		200,000	215,846
Salem Public Water Authority,
4.000%, 01/01/2040 (Callable 11/01/2021)		140,000	140,320
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)		130,000	143,115
Total Arkansas (Cost $1,116,877)			1,128,793	3.3%

California
Brea Redevelopment Agency,
0.000%, 08/01/2036 (Callable 08/01/2027) (5)		95,000	103,655
California Infrastructure & Economic Development Bank,
0.750%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)		200,000	203,229
California Municipal Finance Authority,
5.000%, 10/01/2023		85,000	92,565
California Public Finance Authority,
2.375%, 11/15/2028 (Callable 05/15/2023) (3)		75,000	75,802
Cathedral City Public Financing Authority,
0.000%, 08/01/2031		735,000	610,159
El Rancho Unified School District,
0.000%, 08/01/2031 (Callable 08/01/2028)(Insured by AGM) (5)		115,000	139,408
Golden Valley Unified School District:
0.000%, 08/01/2027 (Insured by NATL)		125,000	116,733
0.000%, 08/01/2028 (Insured by NATL)		75,000	68,403
Hanford Joint Union High School District,
4.000%, 06/01/2049 (Callable 06/01/2026)(Insured by AGM)		250,000	273,840
Hawthorne School District,
0.000%, 08/01/2042 (Callable 08/01/2027)(Insured by AGM) (5)		250,000	286,386
Los Alamitos Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2029) (5)		130,000	145,746
Los Angeles County Schools Regionalized Business Services Corp.,
0.000%, 08/01/2029 (Insured by AMBAC)		235,000	202,246
Los Angeles Regional Airports Improvement Corp.,
4.500%, 01/01/2027 (Callable 01/01/2022)		125,000	126,228
Mayers Memorial Hospital District:
0.000%, 08/01/2029		160,000	127,553
0.000%, 08/01/2030		360,000	276,209
Mizuho Floater/Residual Trust,
0.300%, 06/01/2026 (Optional Put Date 11/04/2021) (1)(3)		200,000	200,000
Modesto Irrigation District,
0.660%, 09/01/2027 (3 Month LIBOR USD + 0.580%)(Callable 11/01/2021)(Insured by NATL) (2)		100,000	99,947
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030) (5)		25,000	26,697
Newport Mesa Unified School District,
6.300%, 08/01/2042 (Callable 08/01/2031) (5)		35,000	49,478
Oak Park Unified School District,
7.100%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (5)		50,000	72,801
Oxnard School District,
2.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (5)		150,000	175,741
San Ysidro School District,
0.000%, 08/01/2030 (Insured by AGM)		165,000	142,043
Saugus Union School District Financing Authority:
4.000%, 09/01/2041 (Callable 09/01/2027)(Insured by BAM)		250,000	284,840
4.000%, 09/01/2049 (Callable 09/01/2027)(Insured by BAM)		100,000	112,835
Solano County Community College District,
0.000%, 08/01/2030 (Callable 08/01/2025) (5)		110,000	119,526
Washington Unified School District,
0.000%, 08/01/2030 (Insured by NATL)		380,000	329,139
Total California (Cost $4,386,698)			4,461,209	13.0%

Colorado
City & County of Denver CO:
5.000%, 08/01/2041 (Callable 08/01/2026)		115,000	135,029
4.000%, 11/15/2043 (Callable 11/15/2022)		250,000	259,384
Colorado Educational & Cultural Facilities Authority,
2.000%, 09/01/2030 (Callable 09/01/2028)		100,000	99,241
Colorado Health Facilities Authority,
4.250%, 12/01/2023 (ETM)		15,000	15,688
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)		100,000	88,667
Grand River Hospital District,
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)		75,000	92,468
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025 (3)		200,000	173,838
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)		25,000	28,704
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)		75,000	80,782
Total Colorado (Cost $936,760)			973,801	2.8%

Connecticut
Connecticut State Health & Educational Facilities Authority,
4.250%, 07/01/2031 (Callable 07/01/2022)		75,000	77,204
Connecticut State Higher Education Supplement Loan Authority,
3.000%, 11/15/2035 (Callable 11/15/2026)		150,000	154,685
Total Connecticut (Cost $223,518)			231,889	0.7%

District of Columbia
Metropolitan Washington Airports Authority,
0.000%, 10/01/2028 (Insured by AGC)		180,000	161,201
Total District of Columbia (Cost $163,916)			161,201	0.5%

Florida
City of Tallahassee FL,
4.000%, 12/01/2035 (Callable 06/01/2025)		25,000	27,080
Florida Development Finance Corp.,
4.000%, 07/01/2051 (Callable 07/01/2031) (3)(6)		100,000	104,006
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)		85,000	91,748
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)		150,000	170,859
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)		200,000	222,146
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023		200,000	213,207
University of West Florida,
4.000%, 06/01/2034 (Callable 06/01/2026)		50,000	56,029
Total Florida (Cost $853,304)			885,075	2.6%

Georgia
Development Authority of Appling County,
1.500%, 01/01/2038 (Mandatory Tender Date 02/03/2025) (1)		100,000	102,724
Development Authority of Cobb County,
5.000%, 06/01/2049 (Callable 06/01/2027)		245,000	296,775
Total Georgia (Cost $384,187)			399,499	1.2%

Illinois
Chicago Board of Education,
5.500%, 12/01/2026 (Insured by NATL)		60,000	69,392
Chicago Park District,
5.000%, 01/01/2022		85,000	85,944
City of Chicago IL,
0.000%, 01/01/2027 (Insured by NATL)		100,000	92,776
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)		75,000	81,619
Eastern Illinois University,
6.350%, 04/01/2036 (Callable 11/01/2021)		250,000	250,089
Exceptional Children Have Opportunities,
4.000%, 12/01/2035 (Callable 12/01/2029)		150,000	170,458
Illinois Finance Authority:
4.125%, 11/15/2037 (Callable 11/15/2025)		60,000	66,416
6.000%, 10/01/2048 (Callable 10/01/2022)		100,000	102,375
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)		100,000	104,030
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2028 (Insured by AGM)		280,000	255,028
Macon County School District No. 61,
5.000%, 12/01/2040 (Callable 12/01/2028)(Insured by AGM)		250,000	304,721
Metropolitan Pier & Exposition Authority,
0.000%, 06/15/2029 (Insured by NATL)		100,000	87,226
Sales Tax Securitization Corp.,
5.000%, 01/01/2043 (Callable 01/01/2029)		250,000	302,642
Upper Illinois River Valley Development Authority,
5.000%, 01/01/2045 (Callable 01/01/2027) (3)		100,000	105,406
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)		100,000	110,359
Will County Community High School District No. 210:
0.000%, 01/01/2027		30,000	27,105
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)		100,000	113,467
Winnebago & Boone Counties Community High School District No. 207,
4.000%, 02/01/2036 (Callable 02/01/2027)(Insured by BAM)		210,000	239,212
Total Illinois (Cost $2,507,610)			2,568,265	7.5%

Indiana
Indiana Finance Authority:
2.500%, 11/01/2030		100,000	100,667
5.000%, 10/01/2032 (Callable 10/01/2023)		150,000	156,705
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)		100,000	118,968
St. Joseph County Airport Authority,
0.010%, 07/01/2028		155,000	138,720
Total Indiana (Cost $485,255)			515,060	1.5%

Iowa
City of Coralville IA,
4.000%, 06/01/2025 (Callable 06/01/2024)		100,000	104,911
Total Iowa (Cost $99,375)			104,911	0.3%

Kansas
City of Coffeyville KS,
5.000%, 06/01/2025 (Insured by NATL) (3)		100,000	109,122
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)		25,000	25,707
Kansas Power Pool,
4.000%, 12/01/2040 (Callable 12/01/2029)		300,000	344,834
Total Kansas (Cost $472,795)			479,663	1.4%

Kentucky
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2027 (Insured by NATL)		90,000	80,638
4.000%, 07/01/2031 (Callable 07/01/2025)		100,000	107,086
Kentucky Public Energy Authority,
1.175%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)		50,000	50,967
Total Kentucky (Cost $232,566)			238,691	0.7%

Louisiana
Cameron Parish School District No. 15,
4.000%, 10/01/2022		115,000	118,480
Total Louisiana (Cost $118,483)			118,480	0.3%

Maryland
Maryland Health & Higher Educational Facilities Authority,
5.000%, 01/01/2030		100,000	126,721
Total Maryland (Cost $119,563)			126,721	0.4%

Massachusetts
Massachusetts Development Finance Agency:
3.500%, 10/01/2022 (3)		60,000	61,845
5.000%, 07/15/2025 (3)		50,000	56,764
Massachusetts Educational Financing Authority,
2.000%, 07/01/2037 (Callable 07/01/2031)		400,000	396,377
Massachusetts State College Building Authority,
0.000%, 05/01/2028 (ETM)(Insured by NATL)		500,000	460,066
Total Massachusetts (Cost $983,308)			975,052	2.8%

Michigan
County of Saginaw MI,
4.000%, 11/01/2042 (Callable 11/01/2027)		280,000	313,613
Flint Hospital Building Authority,
5.000%, 07/01/2023		35,000	36,701
Michigan Finance Authority,
5.000%, 07/01/2044 (Callable 07/01/2024)		300,000	317,561
Total Michigan (Cost $677,351)			667,875	1.9%

Minnesota
City of Maple Grove MN,
4.000%, 05/01/2037 (Callable 05/01/2027)		125,000	139,253
Housing & Redevelopment Authority of The City of St. Paul,
5.000%, 12/01/2036 (Callable 12/01/2030)		150,000	178,896
Minnesota Housing Finance Agency,
4.250%, 01/01/2049 (Callable 01/01/2028)(Insured by GNMA)		250,000	276,564
Zumbro Education District,
4.000%, 02/01/2041 (Callable 02/01/2031)		235,000	267,913
Total Minnesota (Cost $851,912)			862,626	2.5%

Mississippi
City of Gulfport MS,
5.000%, 07/01/2026		100,000	116,932
County of Lafayette MS,
4.000%, 06/01/2028 (Callable 06/01/2027)		120,000	137,596
Mississippi Development Bank:
4.000%, 03/01/2035 (Callable 03/01/2028)		200,000	232,205
5.250%, 03/01/2045 (Callable 03/01/2028)		150,000	177,886
State of Mississippi,
5.000%, 10/15/2029 (Callable 10/15/2025)		120,000	138,604
Total Mississippi (Cost $792,070)			803,223	2.3%

Missouri
City of Kansas City MO,
0.000%, 02/01/2029		100,000	86,177
Missouri Southern State University,
4.000%, 10/01/2037 (Callable 10/01/2029)(Insured by AGM)		65,000	72,680
St. Joseph Industrial Development Authority,
2.950%, 01/01/2022		100,000	100,113
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026		125,000	135,071
3.875%, 10/01/2035 (Callable 10/01/2029)		165,000	157,350
Total Missouri (Cost $552,056)			551,391	1.6%

Nebraska
Village of Boys Town NE,
3.000%, 09/01/2028		100,000	111,521
Total Nebraska (Cost $100,000)			111,521	0.3%

Nevada
City of Sparks NV,
2.500%, 06/15/2024 (3)		50,000	50,783
Henderson Public Improvement Trust,
4.000%, 01/01/2026 (Callable 07/01/2024)		200,000	214,495
Total Nevada (Cost $251,745)			265,278	0.8%

New Hampshire
New Hampshire Health and Education Facilities Authority,
3.150%, 04/01/2022 (Callable 11/01/2021) (3)		500,000	500,285
Total New Hampshire (Cost $500,324)			500,285	1.5%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)		85,000	90,797
Borough of Woodbury Heights NJ,
4.000%, 12/01/2024 (Callable 11/01/2021)(Insured by AGC)		20,000	20,057
Essex County Improvement Authority,
5.000%, 11/01/2027		100,000	123,639
New Jersey Economic Development Authority,
5.000%, 03/01/2029 (Callable 03/01/2023)		300,000	318,797
New Jersey Transportation Trust Fund Authority,
0.000%, 12/15/2026 (Insured by AMBAC)		35,000	32,755
Total New Jersey (Cost $571,211)			586,045	1.7%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030		100,000	96,129
Huntington Local Development Corp.,
4.000%, 07/01/2027		250,000	263,087
Metropolitan Transportation Authority:
5.000%, 05/15/2022		25,000	25,716
5.000%, 11/15/2023		50,000	54,645
0.605%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)		25,000	25,066
Middletown City School District,
3.000%, 06/15/2034 (Callable 06/15/2024)(Insured by ST AID)		110,000	113,623
Mount Vernon City School District,
4.000%, 12/01/2028 (Callable 12/01/2027)(Insured by ST AID)		430,000	510,456
New York City Industrial Development Agency,
6.121%, 03/01/2025 (CPI YOY + 0.870%) (2)		100,000	104,196
New York City Transitional Finance Authority,
4.000%, 07/15/2040 (Callable 07/15/2029)(Insured by ST AID)		150,000	175,459
New York State Dormitory Authority,
5.000%, 03/15/2048 (Callable 09/15/2028)		250,000	308,069
New York State Urban Development Corp.,
5.000%, 03/15/2047 (Callable 09/15/2030)		200,000	250,217
Onondaga Civic Development Corp.,
5.000%, 10/01/2023		100,000	105,930
Town of Ramapo NY:
3.250%, 05/15/2023		100,000	99,864
3.750%, 03/01/2030 (Callable 03/01/2023)		50,000	50,012
Total New York (Cost $2,101,297)			2,182,469	6.3%

North Carolina
North Carolina Medical Care Commission,
5.000%, 01/01/2049 (Callable 01/01/2026)		250,000	285,362
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)		50,000	52,897
Total North Carolina (Cost $341,585)			338,259	1.0%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)		100,000	100,000
City of Mandan ND,
3.000%, 09/01/2036 (Callable 09/01/2024)		200,000	206,088
County of Burleigh ND,
2.750%, 02/01/2022 (Callable 10/21/2021)		250,000	250,076
County of McKenzie ND,
5.000%, 08/01/2024 (Callable 08/01/2023)		100,000	106,902
Jamestown Park District,
4.000%, 07/01/2031 (Callable 07/01/2024)		100,000	107,083
North Dakota Housing Finance Agency,
3.350%, 07/01/2031 (Callable 01/01/2027)		15,000	16,071
University of North Dakota,
4.000%, 06/01/2051 (Callable 06/01/2030)(Insured by AGM)		250,000	284,813
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 10/18/2021)		50,000	50,004
Total North Dakota (Cost $1,119,777)			1,121,037	3.3%

Ohio
Cleveland-Cuyahoga County Port Authority:
5.000%, 08/01/2025 (Callable 08/01/2024)		160,000	178,897
5.000%, 07/01/2028		250,000	308,365
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)		100,000	108,027
Cuyahoga Falls City School District,
4.000%, 12/01/2051 (Callable 06/01/2028)(Insured by BAM)		250,000	284,651
Northeast Ohio Medical University,
4.000%, 12/01/2045 (Callable 12/01/2030)		225,000	250,895
Ohio Higher Educational Facility Commission,
2.491%, 12/01/2023 (CPI YOY + 1.120%) (2)		170,000	176,050
Ohio Housing Finance Agency,
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)		65,000	72,325
Ohio Turnpike & Infrastructure Commission,
0.000%, 02/15/2034 (Callable 02/15/2031) (5)		70,000	87,169
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 05/01/2022)		100,000	100,064
5.000%, 04/01/2030		125,000	160,111
Village of Bluffton OH,
4.000%, 12/01/2032 (Callable 12/01/2027)		160,000	183,605
Total Ohio (Cost $1,878,353)			1,910,159	5.5%

Oklahoma
Norman Regional Hospital Authority,
5.000%, 09/01/2037 (Callable 09/01/2027)		25,000	29,652
Tulsa Industrial Authority:
5.000%, 10/01/2022		100,000	103,292
5.000%, 10/01/2023		25,000	26,588
Total Oklahoma (Cost $157,145)			159,532	0.5%

Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027) (5)		100,000	120,917
Clackamas County Hospital Facility Authority,
5.000%, 05/15/2024		165,000	176,539
Salem Hospital Facility Authority,
5.000%, 05/15/2034 (Callable 05/15/2029)		50,000	62,832
Total Oregon (Cost $340,736)			360,288	1.0%

Pennsylvania
Allentown City School District,
1.000%, 03/31/2022 (Callable 12/31/2021)(Insured by ST AID)		200,000	199,984
Bucks County Industrial Development Authority,
3.750%, 09/15/2043 (Callable 09/15/2023)		130,000	134,307
Chester County Industrial Development Authority,
5.000%, 08/01/2035 (Callable 08/01/2023)		135,000	138,567
Delaware County Authority,
4.000%, 10/01/2022		90,000	92,878
Delaware Valley Regional Finance Authority,
0.580%, 09/01/2048 (SIFMA Municipal Swap Index + 0.530%)(Callable 09/01/2022)(Mandatory Tender Date 09/01/2023) (2)		150,000	149,864
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2025 (ETM)		120,000	131,863
Montgomery County Industrial Development Authority,
5.000%, 11/15/2036 (Callable 11/15/2026)		150,000	176,396
Pennsylvania Higher Educational Facilities Authority:
5.000%, 01/01/2025 (Callable 01/01/2022)		90,000	91,014
5.000%, 05/01/2031 (Callable 05/01/2026)		25,000	29,623
5.000%, 07/01/2035 (Callable 07/01/2026)		100,000	111,062
Pennsylvania Turnpike Commission:
0.000%, 12/01/2040 (Callable 06/01/2029) (5)		75,000	81,925
5.000%, 12/01/2048 (Callable 12/01/2028)		40,000	49,010
Philadelphia Authority for Industrial Development,
3.500%, 12/01/2036 (Callable 12/01/2028)		100,000	108,368
Reading School District,
0.000%, 01/15/2029 (Insured by NATL)		100,000	86,223
Ridley School District,
4.000%, 11/15/2036 (Callable 11/15/2029)(Insured by AGM)		100,000	117,458
Sayre Health Care Facilities Authority,
0.910%, 12/01/2031 (3 Month LIBOR USD + 0.830%)(Callable 11/01/2021) (2)		165,000	164,334
State Public School Building Authority,
0.000%, 05/15/2030 (Insured by NATL)		200,000	169,900
Total Pennsylvania (Cost $1,978,688)			2,032,776	5.9%

Rhode Island
Rhode Island Turnpike & Bridge Authority,
4.000%, 10/01/2036 (Callable 10/01/2029)		125,000	145,704
Total Rhode Island (Cost $138,035)			145,704	0.4%

South Carolina
Florence-Darlington Commission for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)		100,000	108,697
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (1)		65,000	69,966
Scago Educational Facilities Corp. for Spartanburg School District No. 1,
3.375%, 06/01/2030 (Callable 06/01/2025)		100,000	106,770
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)		100,000	111,091
5.250%, 08/15/2033 (Callable 08/15/2026)		150,000	172,587
South Carolina State Housing Finance & Development Authority,
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)		55,000	55,942
South Carolina Transportation Infrastructure Bank:
0.507%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (2)		55,000	55,000
0.508%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (2)		95,000	95,000
Spartanburg County School District No. 7,
5.000%, 03/01/2037 (Callable 03/01/2029)		150,000	188,733
Total South Carolina (Cost $937,279)			963,786	2.8%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)		125,000	140,259
Total South Dakota (Cost $133,153)			140,259	0.4%

Tennessee
City of Memphis TN,
4.000%, 12/01/2035 (Callable 12/01/2026)		125,000	142,677
Total Tennessee (Cost $143,224)			142,677	0.4%

Texas
Abilene Convention Center Hotel Development Corp.,
5.000%, 10/01/2050 (Callable 10/01/2031) (3)		250,000	262,155
Arlington Higher Education Finance Corp.,
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)		125,000	145,336
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)		100,000	114,607
Brazoria County Toll Road Authority,
0.000%, 03/01/2038 (Callable 03/01/2030) (5)		55,000	55,370
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)		50,000	50,339
City of Bryan TX,
4.000%, 07/01/2043 (Callable 07/01/2031)(Insured by BAM)		300,000	351,234
City of Magnolia TX,
5.700%, 09/01/2046 (3)		50,000	57,376
Clifton Higher Education Finance Corp.,
5.750%, 08/15/2038 (Callable 08/15/2025)		10,000	11,472
Harris County Cultural Education Facilities Finance Corp.,
0.620%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%)(Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)		40,000	40,165
Lower Colorado River Authority,
5.000%, 05/15/2040 (Callable 05/15/2025)		75,000	85,725
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)		70,000	84,597
North Texas Tollway Authority,
4.000%, 01/01/2044 (Callable 01/01/2029)		250,000	287,060
Port Beaumont Navigation District,
1.875%, 01/01/2026 (Callable 07/01/2023) (3)		300,000	298,963
Royse City Independent School District,
4.000%, 02/15/2046 (Callable 02/15/2030)(PSF Guaranteed)		500,000	584,728
Tarrant County Cultural Education Facilities Finance Corp.,
2.250%, 11/15/2025		150,000	159,047
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026		90,000	104,616
Texas Municipal Gas Acquisition and Supply Corp. II,
0.948%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)		250,000	253,375
Total Texas (Cost $2,920,194)			2,946,165	8.6%

Utah
Weber Basin Water Conservancy District,
5.000%, 10/01/2050 (Callable 10/01/2029)		205,000	253,910
Total Utah (Cost $249,071)			253,910	0.7%

Washington
King County Housing Authority,
4.000%, 11/01/2036 (Callable 11/01/2029)		200,000	234,266
Pend Oreille County Public Utility District No. 1,
5.000%, 01/01/2038 (Callable 01/01/2029)		150,000	177,294
Washington Health Care Facilities Authority,
1.450%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%)(Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)		90,000	90,481
Total Washington (Cost $469,199)			502,041	1.5%

West Virginia
West Virginia Hospital Finance Authority,
4.000%, 01/01/2038 (Callable 01/01/2029)		75,000	84,572
Total West Virginia (Cost $85,075)			84,572	0.2%

Wisconsin
Palmyra-Eagle Area School District,
3.000%, 03/01/2025 (Callable 03/01/2023)		75,000	73,844
Public Finance Authority:
5.000%, 07/01/2022		20,000	20,254
5.000%, 10/01/2023 (3)		75,000	80,608
5.000%, 10/01/2044 (Callable 04/01/2029)		250,000	301,619
Village of Mount Pleasant WI,
5.000%, 04/01/2048 (Callable 04/01/2028)		150,000	177,966
Wisconsin Center District:
0.000%, 12/15/2030 (Insured by AGM)		450,000	382,837
0.000%, 12/15/2037 (Callable 06/15/2026)(Insured by BAM)		200,000	118,243
Wisconsin Health & Educational Facilities Authority,
5.000%, 08/15/2039 (Callable 08/15/2024)		100,000	112,052
Wisconsin Housing & Economic Development Authority,
3.500%, 07/01/2025 (3)		100,000	101,718
Total Wisconsin (Cost $1,317,502)			1,369,141	4.0%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board,
5.000%, 06/15/2025		100,000	113,351
Total Wyoming (Cost $110,696)			113,351	0.3%
Total Long-Term Investments (Cost $33,457,541)			34,165,565	99.3%

SHORT-TERM INVESTMENT		Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.01% (4)		171,089	171,089
Total Short-Term Investment (Cost $171,089)			171,089	0.5%
Total Investments (Cost $33,628,630)			34,336,654	99.8%
Other Assets in Excess of Liabilities			56,102	0.2%
TOTAL NET ASSETS			$34,392,756	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
CPI YOY	Consumer Price Index - Year-Over-Year
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2021, the value of these securities totaled
$2,546,090, which represented 7.40% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2021.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$34,165,565	$–	$34,165,565
Total Long-Term Investments	–	34,165,565	–	34,165,565
Short-Term Investment
Money Market Mutual Fund	171,089	–	–	171,089
Total Short-Term Investment	171,089	–	–	171,089
Total Investments	$171,089	$34,165,565	$–	$34,336,654

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.